Supplementary Information (Net Change in Non-Cash Working Capital) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Information [Abstract]
Accounts receivable and accrued revenues	$ 314	$ (411)	$ (75)
Accounts payable and accrued liabilities	(14)	188	(81)
Income tax payable and receivable	(38)	214	(23)
Net change in non-cash working capital	$ 262	$ (9)	$ (179)